Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Comprehensive Income [Abstract]
Cash flow hedges, tax	$ (1,664)	$ (1,597)	$ 896
Securities available for sale, tax	$ 68	$ 99	$ (577)